RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 9:-          RELATED PARTY BALANCES AND TRANSACTIONS

  Balances with related parties:

	June 30, 2016	December 31, 2015
	Unaudited

Trade payables (a)	$-	$15

 Related parties' expenses:

	Six months ended June 30,
	2016	2015
	Unaudited
Amounts charged to:

Research and development expenses (a)	$72	$119

 Related parties' revenues:

	Six months ended June 30,
	2016	2015
	Unaudited
Amounts recognized from:

Revenues (b)	$-	$71

a.	For the six-month period ended June 30, 2016 and 2015 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.

b.	For the six-month period ended June 30, 2015 the Company recognized revenues from research and development services in consideration for pre-scheduled determined fees in accordance with a research collaboration and license agreement entered into in June 2012.